Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 10,836,109	¥ 10,032,704	¥ 6,141,241
Total expense	9,040,533	8,154,478	5,679,929
Income (loss) before income tax expense (benefit)	1,795,576	1,878,226	461,312
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933	1,325,869	381,798
Total assets at end of fiscal year	405,940,211	397,820,570	382,177,876
Domestic, Japan
Foreign Activities Disclosure [Line Items]
Total revenue	2,905,946	3,824,225	2,617,960
Total expense	3,015,746	2,695,960	2,074,357
Income (loss) before income tax expense (benefit)	(109,800)	1,128,265	543,603
Net income attributable to Mitsubishi UFJ Financial Group	(343,745)	930,001	613,612
Total assets at end of fiscal year	261,732,514	257,518,304	249,515,736
Foreign, United States of America
Foreign Activities Disclosure [Line Items]
Total revenue	3,179,967	2,578,487	1,317,875
Total expense	2,141,975	2,210,134	1,622,004
Income (loss) before income tax expense (benefit)	1,037,992	368,353	(304,129)
Net income attributable to Mitsubishi UFJ Financial Group	903,188	456,755	(123,445)
Total assets at end of fiscal year	66,393,043	61,312,679	59,633,631
Foreign, Europe
Foreign Activities Disclosure [Line Items]
Total revenue	1,321,415	598,995	172,628
Total expense	1,014,249	692,351	370,428
Income (loss) before income tax expense (benefit)	307,166	(93,356)	(197,800)
Net income attributable to Mitsubishi UFJ Financial Group	219,445	(239,793)	(244,179)
Total assets at end of fiscal year	23,652,847	23,578,110	24,673,666
Foreign, Asia / Oceania Excluding Japan
Foreign Activities Disclosure [Line Items]
Total revenue	2,173,457	2,079,886	1,524,901
Total expense	2,038,743	1,849,365	1,313,871
Income (loss) before income tax expense (benefit)	134,714	230,521	211,030
Net income attributable to Mitsubishi UFJ Financial Group	115,817	(77,661)	22,590
Total assets at end of fiscal year	38,556,319	39,486,295	34,981,007
Foreign, Other areas
Foreign Activities Disclosure [Line Items]
Total revenue	1,255,324	951,111	507,877
Total expense	829,820	706,668	299,269
Income (loss) before income tax expense (benefit)	425,504	244,443	208,608
Net income attributable to Mitsubishi UFJ Financial Group	372,228	256,567	113,220
Total assets at end of fiscal year	¥ 15,605,488	¥ 15,925,182	¥ 13,373,836